Financial Instruments (Details 3) - Currency risk [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure of financial liabilities [line items]
Financial liabilities, Baseline	R$ (162,198)
Financial liabilities, projected probable	5,037
Financial liabilities, projected scenario 1	(34,253)
Financial liabilities, projected scenario 2	R$ (73,543)
Itaipu [Member]
Disclosure of financial liabilities [line items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (162,198)
Financial liabilities, projected probable	5,037
Financial liabilities, projected scenario 1	(34,253)
Financial liabilities, projected scenario 2	R$ (73,543)